Finance Costs	9 Months Ended
Sep. 30, 2023
Finance Costs [Abstract]
Finance Costs

4. FINANCE COSTS

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2023	2022	2023	2022
Interest Expense – Short-Term Borrowings and Long-Term Debt	94	121	285	381
Net Premium (Discount) on Redemption of Long-Term Debt (1)	(84)	(4)	(84)	(29)
Interest Expense – Lease Liabilities (Note 14)	41	40	121	123
Unwinding of Discount on Decommissioning Liabilities (Note 16)	55	43	165	132
Other	5	9	18	27
	111	209	505	634
Capitalized Interest	(5)	(2)	(12)	(3)
	106	207	493	631